SEGMENTED DISCLOSURE INFORMATION - Magna (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of major tenant
Trust's total revenue	100.00%	100.00%
Magna | Credit risk
Disclosure of major tenant
Trust's total revenue	25.00%	31.00%